William M. Aul

Attorney at Law

7676 Hazard Center Drive, Suite 500

San Diego, California 92108

TEL: 619-497-2555

FAX: 619-542-0555

March 7, 2006

Filing Desk

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Premier Indemnity Holding Company
Filing of Form SB-2 Registration Statement

Dear Sir/Madam:

On behalf of my client, Premier Indemnity Holding Company, a Florida corporation, I hereby file a copy of the company’s Form SB-2 Registration Statement.

If you have any questions, please call me. We look forward to receiving your comments.

Sincerely,

William M. Aul

WMA: mds

cc: file